Goodwill and Other Intangible Assets - Summary of Intangible Assets (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 2,483,718	$ 2,208,699	$ 2,108,541
Accumulated Amortization	1,827,563	1,805,813	1,741,556
Goodwill gross carrying amount	1,958,837	1,800,130	1,766,304
Goodwill accumulated amortization	253,536	253,536	253,536
LAMAR MEDIA CORP [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		2,208,154	2,107,997
Accumulated Amortization		1,805,736	1,741,479
Goodwill gross carrying amount		1,789,110	1,755,283
Goodwill accumulated amortization		$ 252,667	252,667
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Life (Years)		3 years
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Life (Years)		15 years
Customer Lists and Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	553,263	$ 513,832	499,310
Accumulated Amortization	$ 480,418	477,006	470,170
Customer Lists and Contracts [Member] | LAMAR MEDIA CORP [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		513,832	499,311
Accumulated Amortization		$ 477,006	470,170
Customer Lists and Contracts [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Life (Years)	7 years	7 years
Customer Lists and Contracts [Member] | Minimum [Member] | LAMAR MEDIA CORP [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Life (Years)		7 years
Customer Lists and Contracts [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Life (Years)	10 years	10 years
Customer Lists and Contracts [Member] | Maximum [Member] | LAMAR MEDIA CORP [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Life (Years)		10 years
Non-competition Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 64,538	$ 64,514	64,062
Accumulated Amortization	$ 63,521	63,453	63,192
Non-competition Agreements [Member] | LAMAR MEDIA CORP [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		64,514	64,062
Accumulated Amortization		$ 63,453	63,192
Non-competition Agreements [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Life (Years)	3 years	3 years
Non-competition Agreements [Member] | Minimum [Member] | LAMAR MEDIA CORP [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Life (Years)		3 years
Non-competition Agreements [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Life (Years)	15 years	15 years
Non-competition Agreements [Member] | Maximum [Member] | LAMAR MEDIA CORP [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Life (Years)		15 years
Site Locations [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 1,851,909	$ 1,616,345	1,531,161
Accumulated Amortization	$ 1,270,085	1,251,825	1,194,709
Site Locations [Member] | LAMAR MEDIA CORP [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		1,616,345	1,531,161
Accumulated Amortization		$ 1,251,825	1,194,709
Site Locations [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Life (Years)	15 years	15 years
Site Locations [Member] | Maximum [Member] | LAMAR MEDIA CORP [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Life (Years)		15 years
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 14,008	$ 14,008	14,008
Accumulated Amortization	$ 13,539	13,529	13,485
Other [Member] | LAMAR MEDIA CORP [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		13,463	13,463
Accumulated Amortization		$ 13,452	$ 13,408
Other [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Life (Years)	5 years	5 years
Other [Member] | Minimum [Member] | LAMAR MEDIA CORP [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Life (Years)		5 years
Other [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Life (Years)	15 years	15 years
Other [Member] | Maximum [Member] | LAMAR MEDIA CORP [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Life (Years)		15 years